Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Summary of Investments in Available-for-sale and Held-to-maturity Securities
The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2017 and 2016:

As of December 31, 2017	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	$1,000	$33	$—	$—	$1,033
Residential mortgage-backed securities	37,105	194	436	—	36,863
Collateralized mortgage obligations	93	2	—	—	95
Collateralized debt obligations	—	—	—	—	—
Total available for sale	$38,198	$229	$436	$—	$37,991

Held to maturity:
States and political subdivisions	$2,268	$200	$—	$—	$2,468

As of December 31, 2016	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	$1,000	$11	$—	$—	$1,011
Residential mortgage-backed securities	43,530	218	508	—	43,240
Collateralized mortgage obligations	160	6	—	—	166
Collateralized debt obligations	746	—	—	309	437
Total available for sale	$45,436	$235	$508	$309	$44,854

Held to maturity:
States and political subdivisions	$2,224	$187	$—	$—	$2,411

Investments Classified by Contractual Maturity
The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2017, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	500	500
Due after ten years	500	533
Residential mortgage-backed securities and collateralized mortgage obligations	37,198	36,958
Total available for sale	$38,198	$37,991

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	2,268	2,468
Due after ten years	—	—
Total held to maturity	$2,268	$2,468

Gross Unrealized Losses and Fair Value of Investments with Continuous Unrealized Loss Position
The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017 there were 3 securities in a less than 12 months loss position and 8 in a greater than 12 months. At December 31, 2016 there were 7 securities in a less than 12 months loss position and 3 greater than 12 months.

As of December 31, 2017	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	$2,729	$16	$15,117	$420	$17,846	$436
Total available for sale	$2,729	$16	$15,117	$420	$17,846	$436

As of December 31, 2016	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	$17,519	$484	$1,077	$24	$18,596	$508
Total available for sale	$17,519	$484	$1,077	$24	$18,596	$508